Interim consolidated statement of comprehensive income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue		€ 0	€ 5
Cost of sales
Gross profit			5
Research and Development expenses		(9,956)	(11,141)
General & Administrative expenses		(4,785)	(4,789)
Change in fair value of contingent consideration		(1,961)	(2,445)
Other income		1,987	2,026
Other expenses		(162)	(211)
Operating Loss	[1]	(14,877)	(16,555)
Financial income		166	112
Financial expenses		(143)	(154)
Loss before taxes		(14,854)	(16,597)
Income taxes
Loss for the period		€ (14,854)	€ (16,597)
Basic and diluted loss per share (in €)		€ (1.02)	€ (1.19)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss		€ 0	€ 0
Remeasurements of post-employment benefit obligations, net of tax		0	0
Items that may be subsequently reclassified to profit or loss		14	7
Currency translation differences		14	7
Other comprehensive income / (loss) for the period, net of tax		14	7
Total comprehensive loss for the period		(14,840)	(16,590)
Comprehensive income, attributable to owners of parent		€ (14,840)	€ (16,590)

[1]	The operating loss arises from the Company’s loss for the period before deduction of Financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.